Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023	Dec. 31, 2022
Key management personnel [Member]
Schedule of Balances with Related Parties [Line Items]
Current assets
Non-current assets
Current liabilities	$ 167		95	70
Other related parties [Member]
Schedule of Balances with Related Parties [Line Items]
Current assets	15		121
Non-current assets	2,554	[1]	108
Current liabilities				$ 55

[1]	See note 5.